BUSINESS COMBINATION - Schedule of Pro forma Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Business combinations in fiscal year 2019
Business Acquisition [Line Items]
Pro forma revenue		¥ 3,380,844
Pro forma income from operations		380,311
Pro forma net income attributable to the Group		305,239
Business combinations in fiscal year 2020
Business Acquisition [Line Items]
Pro forma revenue	¥ 3,397,563	3,262,903	¥ 2,567,416
Pro forma income from operations	308,057	378,279	309,667
Pro forma net income attributable to the Group	¥ 161,251	¥ 299,833	¥ 263,314